Cash and cash equivalents and investment securities (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2020	31 December 2019
Short-term bank deposits	2 977	2 236
Treasury Bills	17 155	—
Cash and bank accounts	4 886	5 002

Cash and cash equivalents	25 018	7 238

Bank overdrafts	(153)	(68)

	24 865	7 169

Summary of Investments in Short-Term Debt Securities

Million US dollar	30 June 2020	31 December 2019
Investment in unquoted companies	92	85
Investment in debt securities	21	25

Non-current investments	113	110

Investment in debt securities	102	92

Current investments	102	92